Long Term Prepayments and Other Non-Current Assets (Details) - Schedule of long term prepayments and other non-current assets - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Long Term Prepayments And Other Non Current Assets Abstract
Prepaid for land use right	[1]		$ 6,947,051
Prepaid for construction and equipment	[1]	5,799,935	1,297,866
Loans to third party	[2]	2,825,000	2,000,000
Long-term prepaid expense		245,272
Total		$ 8,870,207	$ 10,244,917

[1]	In 2021, Guizhou New Energy purchased land use rights from Qianxinan public resources trading center, with an area of 260,543 square meters and prepaid the consideration of $6,947,051; Guizhou New Energy also made an advance payment of $654,799 for the production line and equipment and $643,067 for the factory construction. In the first half of 2022, Guizhou New Energy also made an advance payment of $5,785,407 for the production line and $14,528 for the factory construction.
[2]	The Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022, with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $2,000,000, with annual interest rate of 8%, which will be due on December 31, 2023. On March 8, 2021, the Company signed a loan contract with Waichun and renewed it on May 8, 2022, to lend $825,000, with an annual interest rate of 8%, which will be due on December 31, 2023.